Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 17,279	$ 16,977	$ 17,311
Taxable securities	2,672	2,538	2,648
Nontaxable securities	486	421	354
Other	147	82	77
Total interest and dividend income	20,584	20,018	20,390
INTEREST EXPENSE
Deposits	2,323	2,864	3,509
Short-term borrowings	91	139	201
Other borrowings	564	675	1,110
Total interest expense	2,978	3,678	4,820
NET INTEREST INCOME	17,606	16,340	15,570
PROVISION FOR LOAN LOSSES	823	950	1,235
Net interest income, after provision for loan losses	16,783	15,390	14,335
NONINTEREST INCOME
Service charges on deposit accounts	1,305	1,134	1,126
Trust services	671	677	655
Debit card interchange fees	797	631	507
Securities gain, net		237	148
Gain on sale of loans, net	591	219	242
Other income	840	610	597
Total noninterest income	4,204	3,508	3,275
NONINTEREST EXPENSES
Salaries and employee benefits	7,960	7,459	6,880
Occupancy expense	1,025	890	808
Equipment expense	618	524	497
Professional and director fees	814	713	631
Franchise tax expense	542	550	536
Marketing and public relations	392	320	322
Software expense	391	373	370
Debit card expense	304	253	232
Amortization of intangible assets	140	78	63
FDIC insurance expense	328	352	486
Branch acquisition expense	8	337
Net cost of operation of other real estate	33	(25)	29
Other expenses	1,895	1,785	1,692
Total noninterest expenses	14,450	13,609	12,546
Income before income taxes	6,537	5,289	5,064
FEDERAL INCOME TAX PROVISION	1,990	1,602	1,568
NET INCOME	$ 4,547	$ 3,687	$ 3,496
NET INCOME PER SHARE
Basic	$ 1.66	$ 1.35	$ 1.28
Diluted	$ 1.66	$ 1.35	$ 1.28